Discontinued operations and assets held for sale	12 Months Ended
Mar. 31, 2025
Discontinued operations and assets held for sale
Discontinued operations and assets held for sale

7. Discontinued operations and assets held for sale
The Group classifies certain of its assets that it expects to dispose as either discontinued operations or as held for sale.
The Group classifies
non-current
assets and liabilities within disposal groups (‘assets’) as held for sale if the assets are available immediately for sale in their present condition, management is committed to a plan to sell the assets under usual terms, it is highly probable that their carrying amounts will be recovered principally through a sale transaction rather than through continuing use and the sale is expected to be completed within one year from the date of the initial classification.
Assets and liabilities classified as held for sale are presented separately as current items in the consolidated statement of financial position and are measured at the lower of their carrying amount and fair value less costs to sell. Property, plant and equipment and intangible assets are not depreciated or amortised once classified as held for sale. Similarly, equity accounting ceases for associates and joint ventures held for sale.
Where operations constitute a separately reportable segment (see note 2 ‘Revenue disaggregation and segmental analysis’) and have been disposed of, or are classified as held for sale, the Group classifies such operations as discontinued.
Discontinued operations are excluded from the results of continuing operations and are presented as a single amount as profit or loss after tax from discontinued operations in the Consolidated income statement. Discontinued operations are also excluded from segment reporting. All other notes to the Consolidated financial statements include amounts for continuing operations, unless indicated otherwise.
Transactions between the Group’s continuing and discontinued operations are eliminated in full in the Consolidated income statement. To the extent that the Group considers that the commercial relationships with discontinued operations will continue post-disposal, transactions are reflected within continuing operations with an opposite charge or credit reflected within the results of discontinued operations resulting in a net nil impact on the Group’s Profit for the financial year for the years presented.
Discontinued operations
On 31 October 2023, the Group announced that it had entered into binding agreements with Zegona Communications plc (‘Zegona’) in relation to the disposal of 100% of Vodafone Holdings Europe, S.L.U. (‘Vodafone Spain’). The disposal completed on 31 May 2024.
On 15 March 2024, the Group announced that it had entered into a binding agreement with Swisscom AG (‘Swisscom’) in relation to the disposal of 100% of Vodafone Italia S.p.A. (‘Vodafone Italy’). The disposal completed on 31 December 2024.
Consequently, the results of Vodafone Spain and Vodafone Italy are reported as discontinued operations. The assets and liabilities of both were presented as held for sale in the consolidated statement of financial position in the prior year.
A summary of the results of these discontinued operations is below.

	2025 €m	2024 € m	2023 € m

(Loss)/profit for the financial year - Discontinued operations

Vodafone Spain 1	53	(5)	(340)

Vodafone Italy 2	(75)	(60)	93

Total	(22)	(65)	(247)

Loss per share - Discontinued operations

Basic	(0.08)c	(0.24)c	(0.89)c

Diluted	(0.08)c	(0.24)c	(0.89)c
Notes:

1.	The results for Vodafone Spain are for the two months to 31 May 2024 when the sale concluded.

2.	The results for Vodafone Italy are for the nine months to 31 December 2024 when the sale concluded.
Segment analysis of discontinued operations
Vodafone Spain
The disposal of Vodafone Spain completed on 31 May 2024. See note 27 ‘Acquisitions and disposals’ for more information. The results of discontinued operations in Spain are detailed below.

	2025 €m	2024 € m	2023 € m

Revenue	603	3,773	3,675

Cost of sales	(321)	(2,593)	(2,959)

Gross profit	282	1,180	716

Selling and distribution expenses	(27)	(259)	(314)

Administrative expenses	(34)	(435)	(575)

Net credit losses on financial assets	(15)	(120)	(35)

Other expense	–	–	(122)

Operating profit/(loss)	206	366	(330)

Investment income	3	29	16

Financing costs	(8)	(56)	(26)

Profit/(loss) before taxation	201	339	(340)

Income tax credit	–	1	–

Profit/(loss) after tax of discontinued operations	201	340	(340)

After tax loss on the re-measurement of disposal group	–	(345)	–

Loss on sale of disposal group	(148)	–	–

Profit/(loss) for the financial year from discontinued operations	53	(5)	(340)

Total comprehensive income/ (expense) for the financial year from discontinued operations

Attributable to owners of the parent	53	(5)	(340)

Vodafone Italy
The disposal of Vodafone Italy completed on 31 December 2024. See note 27 ‘Acquisitions and disposals’ for more information. The results of discontinued operations in Italy are detailed below.

	2025 €m	2024 € m	2023 € m

Revenue	3,356	4,579	4,722

Cost of sales	(1,293)	(3,438)	(3,532)

Gross profit	2,063	1,141	1,190

Selling and distribution expenses	(160)	(244)	(238)

Administrative expenses	(356)	(760)	(710)

Net credit losses on financial assets	(36)	(51)	(66)

Other income/(expense)	–	–	(1)

Operating profit	1,511	86	175

Financing costs	(66)	(86)	(93)

Profit before taxation	1,445	–	82

Income tax credit/ (expense)	(387)	23	11

Profit after tax of discontinued operations	1,058	23	93

After tax loss on the re-measurement of disposal group	–	(83)	–

Loss on sale of disposal group	(1,133)	–	–

(Loss)/profit for the financial year from discontinued operations	(75)	(60)	93

Total comprehensive (expense)/income for the financial year from discontinued operations

Attributable to owners of the parent	(72)	(71)	80
Assets held for sale
There are no assets and liabilities held for sale at 31 March 2025.
Assets and liabilities held for sale at 31 March 2024 comprised Vodafone Spain and Vodafone Italy. The relevant assets and liabilities are detailed in the table below.

	Vodafone Spain €m	Vodafone Italy €m	Total €m

Non-current assets

Goodwill	–	2,398	2,398

Other intangible assets	987	3,331	4,318

Property, plant and equipment	4,957	4,307	9,264

Other investments	2	–	2

Deferred tax assets	–	461	461

Trade and other receivables	223	167	390

	6,169	10,664	16,833

Current assets

Inventory	39	134	173

Taxation recoverable	–	77	77

Trade and other receivables	805	1,117	1,922

Cash and cash equivalents	13	29	42

	857	1,357	2,214

Assets held for sale	7,026	12,021	19,047

Non-current liabilities

Borrowings	878	1,509	2,387

Deferred tax liabilities	3	–	3

Post employment benefits	–	45	45

Provisions	158	115	273

Trade and other payables	43	120	163

	1,082	1,789	2,871

Current liabilities

Borrowings	346	673	1,019

Taxation liabilities	–	12	12

Provisions	23	67	90

Trade and other payables	1,203	1,723	2,926

	1,572	2,475	4,047

Liabilities held for sale	2,654	4,264	6,918